Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Assets:
Cash and cash equivalents	$ 28,845	$ 28,469	$ 28,043
Securities available for sale	41,124	39,814
Loans receivable, net	173,595	182,570
Securities required by law, at cost	1,399	2,286
Accrued interest receivable	654	857
Liabilities:
Deposits	225,413	231,306
Long-term debt and junior subordinated debentures	14,000	17,000
Accrued interest payable	798	622
Off balance sheet instruments:
Commitments to extend credit	0	0
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and cash equivalents	28,845	28,469
Securities available for sale	41,124	39,814
Loans receivable, net	183,066	191,181
Securities required by law, at cost	1,399	2,286
Accrued interest receivable	654	857
Liabilities:
Deposits	225,392	231,358
Long-term debt and junior subordinated debentures	14,769	15,828
Accrued interest payable	798	622
Off balance sheet instruments:
Commitments to extend credit	$ 0	$ 0